Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 1,934,634		$ 5,700,709		$ 6,750,938
Restricted cash	46,195		50,062		56,674
Accounts receivable, net	45,766		192,597		172,630
Prepaid expenses	707,684
Inventories	90,764		81,706		22,603
Other current assets	20,012		247,370		226,252
Total Current assets	2,845,055		6,272,444		7,229,097
Right-of-use asset arising from operating lease	72,915		121,855		129,613
Property and equipment, net	51,855		97,914		100,944
Investment in nonconsolidated affiliate (Note 3)	2,281,478
Funds in respect of employee rights upon retirement					137,625
Total assets	5,251,303		6,492,213		7,597,279
Current Liabilities
Short-term loan from banking institutions					8,390
Accounts payable	415,830		419,814		539,360
Other liabilities	217,643		295,035		383,554
Total current liabilities	633,473		714,849		931,304
Operating lease liabilities			40,023		87,287
Liability for employee rights upon retirement					166,077
Total liabilities	633,473		754,872		1,184,668
Stockholders’ Equity (*)
Common Stock, $ 0.0001 par value (“Common Stock”): 495,000,000 shares authorized as of September 30, 2023 and December 31, 2022; issued and outstanding 1,445,558 and 688,272 shares as of September 30, 2023 and December 31, 2022, respectively.	146	[1]	69	[1],[2]	43	[2]
Preferred stock of $ 0.0001 par value (“Preferred Stock”): 5,000,000 shares authorized as of September 30, 2023 and December 31, 2022; issued and outstanding 0 shares as of September 30, 2023 and December 31, 2022.		[1]		[1],[2]		[2]
Additional paid-in capital	32,238,304	[1]	28,710,412	[1],[2]	23,607,741	[2]
Foreign currency translation adjustments	(26,275)	[1]	(26,275)	[1],[2]	(26,275)	[2]
Accumulated deficit	(27,626,606)	[1]	(22,837,827)	[1],[2]	(17,098,227)	[2]
Total Company’s stockholders’ equity	4,585,569	[1]	5,846,379	[1],[2]	6,483,282	[2]
Non-controlling interests	32,261		(109,038)	[2]	(70,671)	[2]
Total equity	4,617,830		5,737,341		6,412,611
Total liabilities and equity	$ 5,251,303		$ 6,492,213		$ 7,597,279

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).
[2]	Adjusted to reflect one for seven reverse stock split in October 2023 (see note 1C).